Accumulated Other Comprehensive Income: Schedule of Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Details
Unrealized Investment Gain (Loss), Balance	$ 269		$ 423		$ 2,687
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	269	[1]	423		2,687
Unrealized Gain (Loss) on Investments	(47)	[2]	(154)	[3]	(2,264)	[4]
Change in unrealized holding gains	(47)	[2]	(154)	[3]	(2,264)	[4]
Unrealized Investment Gain (Loss), Balance	222		269		423
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	$ 222	[5]	$ 269	[1]	$ 423

[1]	Accumulated other comprehensive income, net of tax expense - $143
[2]	Change in unrealized holding gains, net of tax - ($25)
[3]	Change in unrealized holding gains, net of tax - ($105)
[4]	Change in unrealized holding gains, net of tax - ($1,219)
[5]	Accumulated other comprehensive income, net of tax expense - $118